LVIP Baron Growth Opportunities Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.23%
Biotechnology–0.32%
†Denali Therapeutics, Inc.	73,000	$ 2,240,370
		2,240,370
Building Products–1.76%
†Trex Co., Inc.	280,000	12,303,200
		12,303,200
Capital Markets–17.43%
Carlyle Group, Inc.	212,000	5,478,080
Cohen & Steers, Inc.	191,000	11,962,330
FactSet Research Systems, Inc.	50,900	20,365,599
Houlihan Lokey, Inc.	148,500	11,193,930
Moelis & Co. Class A	115,000	3,888,150
Morningstar, Inc.	83,580	17,745,705
MSCI, Inc.	122,000	51,458,380
		122,092,174
Commercial Services & Supplies–0.47%
†BrightView Holdings, Inc.	416,820	3,309,551
		3,309,551
Diversified Consumer Services–1.20%
†Bright Horizons Family Solutions, Inc.	145,700	8,399,605
		8,399,605
Diversified Telecommunication Services–3.74%
†Iridium Communications, Inc.	590,000	26,178,300
		26,178,300
Electronic Equipment, Instruments & Components–0.73%
Littelfuse, Inc.	14,200	2,821,398
†Mirion Technologies, Inc.	308,304	2,303,031
		5,124,429
Equity Real Estate Investment Trusts–5.07%
Alexandria Real Estate Equities, Inc.	57,000	7,990,830
American Assets Trust, Inc.	28,500	733,020
Douglas Emmett, Inc.	319,050	5,720,566
Gaming & Leisure Properties, Inc.	476,657	21,087,306
		35,531,722
Health Care Equipment & Supplies–5.59%
†Figs, Inc. Class A	1,070,000	8,827,500
†IDEXX Laboratories, Inc.	81,000	26,389,800
†Neogen Corp.	280,000	3,911,600
		39,128,900
Hotels, Restaurants & Leisure–20.17%
Boyd Gaming Corp.	150,000	7,147,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	301,000	$ 32,965,520
Krispy Kreme, Inc.	525,000	6,053,250
Marriott Vacations Worldwide Corp.	164,000	19,985,040
†Penn Entertainment, Inc.	666,000	18,321,660
Red Rock Resorts, Inc. Class A	296,000	10,140,960
Vail Resorts, Inc.	216,500	46,686,060
		141,299,990
Insurance–13.56%
†Arch Capital Group Ltd.	686,000	31,240,440
Kinsale Capital Group, Inc.	165,000	42,144,300
Primerica, Inc.	174,900	21,591,405
		94,976,145
IT Services–8.02%
†Gartner, Inc.	171,500	47,452,335
SS&C Technologies Holdings, Inc.	183,000	8,738,250
		56,190,585
Life Sciences Tools & Services–7.23%
Bio-Techne Corp.	83,000	23,572,000
†Mettler-Toledo International, Inc.	10,900	11,816,908
West Pharmaceutical Services, Inc.	62,000	15,256,960
		50,645,868
Machinery–0.67%
Marel HF	459,500	1,396,032
†Velo3D, Inc.	830,000	3,270,200
		4,666,232
Pharmaceuticals–0.99%
Dechra Pharmaceuticals PLC	237,600	6,900,135
		6,900,135
Professional Services–6.25%
†CoStar Group, Inc.	629,065	43,814,377
		43,814,377
Software–5.64%
†Altair Engineering, Inc. Class A	72,000	3,183,840
†ANSYS, Inc.	118,500	26,271,450
†Guidewire Software, Inc.	129,500	7,974,610
Pegasystems, Inc.	65,600	2,108,384
		39,538,284
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.39%
Essent Group Ltd.	77,500	$ 2,702,425
		2,702,425
Total Common Stock (Cost $192,970,496)		695,042,292
WARRANT–0.00%
†OneSpaWorld Holdings Ltd. exp 3/19/24 exercise price USD 11.50	9,999	10,599
Total Warrant (Cost $0)		10,599

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	5,686,376	$ 5,686,376
Total Money Market Fund (Cost $5,686,376)		5,686,376

TOTAL INVESTMENTS–100.04% (Cost $198,656,872)	700,739,267
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(248,425)
NET ASSETS APPLICABLE TO 12,450,477 SHARES OUTSTANDING–100.00%	$700,490,842

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$2,240,370	$—	$—	$2,240,370
Building Products	12,303,200	—	—	12,303,200
Capital Markets	122,092,174	—	—	122,092,174
Commercial Services & Supplies	3,309,551	—	—	3,309,551
Diversified Consumer Services	8,399,605	—	—	8,399,605
Diversified Telecommunication Services	26,178,300	—	—	26,178,300
Electronic Equipment, Instruments & Components	5,124,429	—	—	5,124,429
Equity Real Estate Investment Trusts	35,531,722	—	—	35,531,722
Health Care Equipment & Supplies	39,128,900	—	—	39,128,900
Hotels, Restaurants & Leisure	141,299,990	—	—	141,299,990
Insurance	94,976,145	—	—	94,976,145
IT Services	56,190,585	—	—	56,190,585
Life Sciences Tools & Services	50,645,868	—	—	50,645,868
Machinery	4,666,232	—	—	4,666,232
Pharmaceuticals	—	6,900,135	—	6,900,135
Professional Services	43,814,377	—	—	43,814,377
Software	39,538,284	—	—	39,538,284
Thrifts & Mortgage Finance	2,702,425	—	—	2,702,425
Warrant	—	10,599	—	10,599
Money Market Fund	5,686,376	—	—	5,686,376
Total Investments	$693,828,533	$6,910,734	$—	$700,739,267
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Baron Growth Opportunities Fund–4